Item 1: Report to Shareholders

Total Equity Market Index Fund	December 31, 2007

The views and opinions in this report were current as of December 31, 2007. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The U.S. stock market cruised to its fifth consecutive year of positive performance in 2007, though the market had to navigate some rough seas along the way. Stocks enjoyed smooth sailing in the first half of the year, buoyed by surprisingly strong earnings and heavy merger activity. But after the subprime mortgage industry collapsed, the market was buffeted by wave after wave of challenges, from weaker economic data to mortgage-related losses to a credit crunch. Nevertheless, broad domestic stock indexes stayed on course, producing overall gains of 5% to 6% for the year.

HIGHLIGHTS

• U.S. equities stumbled amid market turbulence brought on by the subprime market melt-down but produced gains for the fifth straight year.

• The Equity Market Index Funds’ results generally tracked their unmanaged benchmark.

• Using full replication and sampling strategies, we keep the composition and other attributes of each fund similar to those of the benchmark.

• Pressures on U.S. economic growth are intensifying due to the worsening housing slump and credit shortfall. In replicating the structure and performance of the broad market indexes, we seek to provide shareholders with diversified exposure to U.S. equities.

MARKET ENVIRONMENT

The watershed event for the stock market in 2007 was the implosion of the subprime mortgage market and the credit crunch that followed. Early in the year, as the air continued to leak out of the housing market bubble, mortgage delinquencies and foreclosures began to increase. This in turn brought to light some questionable mortgage practices that led several subprime mortgage companies into bankruptcy. Although the stock market sank briefly in response to these problems, investors quickly shrugged them off, focusing more on surprisingly robust corporate earnings growth, a raft of mergers and leveraged buyouts, and evidence of resiliency in the U.S. economy.

However, by July, the subprime situation had worsened to the point where it could no longer be ignored—igniting a credit crisis as a lack of liquidity and tighter lending standards caused the credit markets to seize up. This brought a swift end to the buyout mania and forced financial companies to mark down the values of securities backed by subprime mortgages. The stock market reacted to these developments with a sharp downturn from mid-July to mid-August.

At that point, the Federal Reserve came to the rescue with a cut in its discount rate and additional efforts to restore liquidity in the credit markets. The Fed continued in September with its first reduction in the federal funds rate since June 2003. These actions provided some measure of comfort to equity investors, and the major stock indexes rebounded to near-record highs by early October.

Stocks grew increasingly volatile in the final three months of the year as uncertainty surrounding the extent and duration of the subprime debacle weighed on the market. The subprime fallout, along with record-high energy and commodity prices, was also having a detrimental effect on both corporate profits and the U.S. economy, most notably in consumer spending and job growth. With the odds of a recession increasing, the Fed delivered two more rate cuts in the last quarter of the year, but stocks remained on a downward trajectory, finishing the year on a sour note.

As measured by the S&P 500 Index, large-cap stocks returned 5.49% in 2007, though the index declined in the last six months of the year. For the first time in seven years, growth stocks outperformed value across all market capitalizations.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds could serveas core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing.

• They are well diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,700 and 2,000 stocks, respectively, as of December 31, 2007.

• They tend to closely track their benchmark. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmark. We occasionally invest in securities such as futures and exchange-traded funds (ETFs) so that the index funds can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the index, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally very low, which enables investors to retain more of their returns.

EQUITY INDEX 500 FUND

Your fund returned -1.50% for the last six months of 2007 and 5.18% for the full year. As shown in the accompanying table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. Fund performance tends to lag that of the benchmark due to annual operating and management expenses.

Eight of the 10 major sectors in the S&P 500 produced positive returns in 2007. Energy stocks generated the best results as oil prices surged 58% during the year, nearly reaching $100 per barrel. Higher gasoline prices boosted profit margins for refineries, and robust drilling activity provided a lift to energy services companies. The fund’s top performance contributor was its largest holding, ExxonMobil. Other strong contributors from this sector included oilfield services provider Schlumberger and oil and gas producer Chevron. (Please refer to the fund’s portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

The two smallest segments of the index, materials and utilities (approximately 3.5% each as of December 31, 2007), performed well during the year. Both sectors reaped the benefits of sharply higher energy and commodity prices. Agriculture-related stocks delivered the best returns in the materials sector, thanks to the boom in ethanol production and strong global demand for food. Seed maker Monsanto and agricultural equipment manufacturer Deere were the leading contributors. Freeport McMoRan Copper & Gold, the world’s leading copper producer, also fared well, especially in the first half of the year. Increased demand for power boosted utilities stocks, particularly those with energy transmission and distribution businesses that were well positioned to benefit from higher energy prices. The top performers included Illinois-based electric utility Exelon and independent power producer Constellation Energy.

Information technology stocks, which composed the second-largest sector weighting in the index, also enjoyed robust gains. The best-performing segments of the technology sector were computer and peripherals manufacturers and software makers, as well as Internet software and services companies. Four of the top 10 performance contributors were technology stocks—Apple, which introduced the iPhone to complement its blockbuster iPod media player; Google, the dominant online advertiser and search engine; Microsoft, which released upgraded versions of its operating system, gaming platform, and software suite; and Intel, which recaptured market share lost in 2006 to rival Advanced Micro Devices.

Consumer staples was one of the better-performing sectors in the second half of the year, benefiting from their relative stability in a weaker economic environment. Beverage makers contributed the most to performance in this sector, led by Coca-Cola and PepsiCo. Household products maker Procter & Gamble and tobacco company Altria Group were also top contributors.

The only two sectors of the fund to decline in 2007 were financials and consumer discretionary, with virtually all of the decline occurring in the last six months. Seven of the fund’s 10 largest detractors were financial stocks, which were hit hardest by the subprime crisis. In particular, thrifts and mortgage finance companies saw their market values cut in half over the course of the year; examples included Washington Mutual and Freddie Mac. Diversified financial services firms Citigroup, Bank of America, and Merrill Lynch all fell in the wake of reporting substantial losses from subprime-related securities.

The consumer discretionary sector fell as high energy prices and a slowing economy crimped consumer spending. Media companies and specialty retailers were the most significant detractors in this sector. Cable operator Comcast lowered its earnings expectations amid disappointing subscriber growth, while weakness in its AOL unit hurt media titan Time Warner. In the retail space, home improvement retailers Home Depot and Lowe’s struggled with a severe housing downturn, while coffee retailer Starbucks faced slowing domestic growth and increased competition.

Standard & Poor’s authorized 39 changes to the composition of the S&P 500 Index in 2007, about half of which occurred in the last six months. Many of the stocks that left the index were acquired by other companies or taken private via leveraged buyouts. Please see the table on page 10 for a complete list of index changes in 2007.

TOTAL EQUITY MARKET INDEX FUND

Your fund returned -2.05% for the last six months of 2007 and 5.25% for the full year. As the accompanying table shows, the fund closely tracked the performance of its new performance benchmark, the S&P Total Market Index, in both periods. Fund performance often trails that of the benchmark slightly due to annual operating and management expenses.

In general, what is true about the performance of the S&P 500 Index is also true about the performance of the S&P Total Market Index. The index, which represents virtually the entire U.S. stock market, includes all S&P 500 companies. The largest components of the index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are somewhat similar.

In the last six months, six of the 10 sectors in the index advanced, with energy, materials, and utilities posting the highest returns. Consumer staples and information technology stocks also registered solid gains in the last half of the year.

The consumer discretionary and financials sectors produced double-digit losses, while telecommunication services and industrials and business services were the other two declining sectors.

For all of 2007, energy and materials were far and away the best performers, benefiting from rising energy and commodity prices. Utilities and information technology also produced superior returns, while financials and consumer discretionary were the only two sectors to post negative returns.

EXTENDED EQUITY MARKET INDEX FUND

Your fund returned -4.35% for the last six months of 2007 and 4.07% for the full year. As the accompanying table shows, the fund closely tracked the performance of its new benchmark, the S&P Completion Index, in both periods. Fund performance often trails that of the benchmark slightly due to annual operating and management expenses.

Six of the 10 sectors in the small- and mid-cap universe fell in the last half of 2007. Telecommunication services and consumer discretionary stocks both suffered double-digit declines. Telecom services companies faced a challenging, competitive landscape, while consumer discretionary stocks were hurt by a slowdown in consumer spending. Other notable decliners included financials, damaged by the subprime fiasco, and industrials and business services, which struggled with rising raw materials costs and the slowing economy.

The best performers over the last six months were materials stocks, which continued to benefit from surging commodity prices. The energy and utilities sectors also advanced, though to a lesser degree, while health care stocks edged higher.

For all of 2007, materials and energy stocks were the performance leaders. The information technology, industrials and business services, and utilities sectors also generated double-digit gains for the year. Just three sectors declined in 2007—financials, consumer discretionary, and telecom services.

OUTLOOK

Pressures on U.S. economic growth are intensifying as a result of further erosion in the housing market, worsening credit problems in the financial markets, and the high costs of energy. The Federal Reserve cut interest rates preemptively on January 22, 2008, and is expected to continue lowering interest rates in an attempt to avoid a recession. Slower U.S. economic growth will likely affect corporate earnings, but strength in markets overseas could offset some of the impact of domestic economic weakness.

Regardless, we take a long-term view of the markets. Our main task is to replicate the structure and performance of the S&P indexes to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee, Equity Index 500 Fund
and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee, Total Equity Market
Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee, Total Equity Market
Index Fund

January 23, 2008

The committee chairmen have day-to-day responsibility for managing the funds and work with committee members in developing and executing the funds’ investment program.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market’s value. The index includes approximately 4,500 stocks.

The Evolving S&P 500 Index

Changes in the index in 2007

Additions	Deletions
Bank of New York Mellon	Bank of New York
Covidien	Sanmina-SCI
Tyco Electronics	PMC-Sierra
General Growth Properties	Mellon Financial
Discover Financial	ADC Telecomm
Precision Castparts	MedImmune
MEMC Electronic Materials	Kinder Morgan
Assurant	Realogy
Kraft Foods	Sabre Holdings
Abercrombie & Fitch	Univision Communications
Developers Diversified Realty	Caremark Rx
Host Hotels & Resorts	Phelps Dodge
C.H. Robinson Worldwide	Health Management Associates
Integrys Energy Group	Peoples Energy
Hudson City Bancorp	American Power Conversion
Varian Medical Systems	Equity Office Properties
Polo Ralph Lauren	Comverse Technology
AvalonBay Communities	Symbol Technologies
ENSCO International	BellSouth
Total System Services	Synovus Financial
Washington Post	Temple-Inland
Range Resources	Tribune
GameStop	Dow Jones
American Tower Systems	ALLTEL
Manitowoc	Tektronix
Pepco Holdings	Manor Care
Titanium Metals	Bausch & Lomb
Jacobs Engineering Group	Avaya
NYSE Euronext	Hilton
Expeditors	TXU
Noble Energy	Archstone-Smith Trust
Expedia	Solectron
Teradata	NCR
Tesoro Petroleum	Maxim Integrated Products
IntercontinentalExchange	First Data
Microchip Technology	Compass Bancshares
Leucadia National	Keyspan Energy
Akamai Technologies	Biomet
American Capital Strategies	Dollar General

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Equity Index 500 Fund	Percent of Net Assets 12/31/07
ExxonMobil	3.9%
GE	2.9
Microsoft	2.2
AT&T	1.9
Procter & Gamble	1.7
Chevron	1.5
Johnson & Johnson	1.5
Bank of America	1.4
Apple	1.3
Cisco Systems	1.3
Google	1.2
Altria Group	1.2
Intel	1.2
Pfizer	1.2
IBM	1.1
American International Group	1.1
Citigroup	1.1
JPMorgan Chase	1.1
ConocoPhillips	1.1
Hewlett-Packard	1.0
Merck	1.0
Verizon Communications	1.0
PepsiCo	0.9
Coca-Cola	0.9
Schlumberger	0.9
Total	35.6%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Total Equity Market Index Fund	Percent of Net Assets 12/31/07
ExxonMobil	3.1%
GE	2.3
Microsoft	1.8
AT&T	1.5
Procter & Gamble	1.4
Chevron	1.2
Johnson & Johnson	1.2
Bank of America	1.1
Apple	1.0
Cisco Systems	1.0
Google	1.0
Altria Group	1.0
Pfizer	0.9
Intel	0.9
IBM	0.9
American International Group	0.9
JPMorgan Chase	0.9
Citigroup	0.9
ConocoPhillips	0.9
Hewlett-Packard	0.8
Verizon Communications	0.8
Merck	0.8
PepsiCo	0.7
Schlumberger	0.7
Coca-Cola	0.7
Total	28.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

Extended Equity Market Index Fund	Percent of Net Assets 12/31/07
Genentech	1.0%
Liberty Global	0.5
Mastercard	0.5
Mosaic	0.5
McDermott International	0.4
Bunge Limited	0.4
Nymex Holdings	0.4
Intuitive Surgical	0.4
MGM Mirage	0.4
Ultra Petroleum	0.4
Foster Wheeler	0.3
Las Vegas Sands	0.3
Diamond Offshore Drilling	0.3
Cameron International	0.3
Mirant	0.3
NRG Energy	0.3
First Solar	0.3
Southwestern Energy	0.3
Reliant Energy	0.3
Crown Castle International	0.3
Activision	0.3
Harris	0.3
Navteq	0.2
NII Holdings	0.2
Hologic	0.2
Total	9.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund and securities lending collateral.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmarks would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 95.0%		
CONSUMER DISCRETIONARY 9.1%		
Auto Components 0.3%		
American Axle & Manufacturing (1)	2,300	43
Arvinmeritor (1)	3,100	36
Borg-Warner	3,200	155
Cooper Tire	3,200	53
Gentex (1)	5,600	99
Goodyear Tire & Rubber (2)	7,100	200
Johnson Controls	18,300	660
Lear (1)(2)	2,600	72
Modine Manufacturing	2,000	33
Proliance International (1)(2)	6,553	12
Standard Motor Products	5,600	46
TRW (2)	3,100	65
Visteon (1)(2)	9,186	40
WABCO	1,833	92
		1,606
Automobiles 0.3%		
Fleetwood (1)(2)	7,100	43
Ford Motor (1)(2)	64,361	433
GM (1)	17,252	429
Harley-Davidson	7,000	327
Thor Industries (1)	1,800	68
Winnebago (1)	2,000	42
		1,342
Distributors 0.0%		
Genuine Parts	4,300	199
Handleman (1)(2)	2,200	4
Infosonics (1)(2)	8,300	12
		215

Diversified Consumer Services 0.3%		
Apollo Group, Class A (2)	4,225	297
Bright Horizons Family Solutions (2)	1,600	55
Career Education (1)(2)	2,400	60
Corinthian Colleges (1)(2)	3,600	56
DeVry	2,200	114
H&R Block (1)	9,000	167
ITT Educational Services (2)	1,400	119
Matthews International, Class A (1)	1,600	75
Regis	1,200	34
Service Corporation International	10,000	141
Sotheby's (1)	2,552	97
Stewart Enterprises, Class A (1)	6,400	57
Strayer Education	500	85
Weight Watchers (1)	2,500	113
		1,470
Hotels, Restaurants & Leisure 1.7%		
Bob Evans Farms (1)	2,500	67
Boyd Gaming (1)	2,700	92
Brinker	3,825	75
Carnival	16,300	725
CEC Entertainment (2)	1,300	34
Chipotle Mexican Grill (1)(2)	1,300	191
Choice Hotels International (1)	3,100	103
Cracker Barrel (1)	1,400	45
Darden Restaurants	4,300	119
Gaylord Entertainment (2)	1,500	61
Harrah's Entertainment	4,890	434
International Game Technology	16,500	725
International Speedway, Class A	1,600	66
Jack In The Box (2)	3,400	88
Krispy Kreme (1)(2)	4,200	13
Landry's Seafood Restaurant (1)	1,100	22

Las Vegas Sands (2)	4,100	423
Marriott, Class A	12,800	437
McDonald's	36,200	2,133
MGM Mirage (1)(2)	5,000	420
MTR Gaming Group (1)(2)	3,000	20
Multimedia Games (1)(2)	2,800	23
Panera Bread, Class A (1)(2)	1,700	61
Papa John's International (1)(2)	2,000	45
PF Chang's China Bistro (1)(2)	1,100	25
Pinnacle Entertainment (1)(2)	1,900	45
Royal Caribbean Cruises (1)	5,500	233
Ruby Tuesday (1)	3,500	34
Shuffle Master (1)(2)	3,200	38
Six Flags (1)(2)	2,800	6
Sonic (1)(2)	3,400	74
Speedway Motorsports	1,600	50
Starbucks (2)	22,000	450
Starwood Hotels & Resorts Worldwide	6,200	273
The Cheesecake Factory (1)(2)	2,300	55
Triarc, Class B (1)	6,200	54
Vail Resorts (1)(2)	1,800	97
Wendy's	2,700	70
WMS Industries (1)(2)	5,700	209
Wyndham Worldwide	5,330	126
Wynn Resorts	1,700	191
Yum! Brands	15,400	589
		9,041

Household Durables 0.6%

American Greetings, Class A	1,500	30
Beazer Homes (1)	1,900	14
Black & Decker (1)	2,000	139
Blyth	1,500	33
Cavco Industries (1)(2)	1,940	66

Internet & Catalog Retail 0.4%		
Amazon.com (2)	12,100	1,121
Blue Nile (1)(2)	1,400	95
Expedia (1)(2)	10,824	342
Netflix (1)(2)	2,500	67
Nutri/System (1)(2)	1,200	32
Petmed Express (1)(2)	2,500	30
priceline.com (1)(2)	1,250	144
ValueVision Media (1)(2)	3,200	20
		1,851
Leisure Equipment & Products 0.1%		
Arctic Cat (1)	1,900	23
Brunswick (1)	2,000	34
Callaway Golf (1)	2,800	49
Eastman Kodak (1)	7,500	164
Hasbro (1)	4,000	102
MarineMax (1)(2)	1,700	26
Mattel	10,700	204
Nautilus Group (1)	1,475	7
Polaris Industries (1)	1,100	52
Pool (1)	2,305	46
		707
Media 2.7%		
Arbitron (1)	680	28
Belo, Class A (1)	1,900	33
Cablevision, Class A (2)	8,700	213
CBS, Class B	21,429	584
Citadel Broadcasting (1)	7,695	16
Clear Channel Communications	13,401	463
Clear Channel Outdoor, Class A (1)(2)	2,900	80
Comcast, Class A (2)	92,291	1,685
Cox Radio, Class A (1)(2)	2,200	27

DIRECTV (2)	32,450	750
Discovery, Series A (2)	6,800	171
Disney	59,840	1,932
DreamWorks Animation, Class A (2)	3,000	77
EchoStar Communications, Class A (2)	9,400	355
Emmis Communications (1)(2)	1,200	5
Entercom Communications (1)	1,200	16
Entravision Communications, Class A (1)(2)	4,400	34
Gannett	5,900	230
Getty Images (1)(2)	1,600	46
Gray Communications Systems (1)	1,700	14
Harte-Hanks (1)	1,900	33
Hearst-Argyle Television (1)	1,700	38
Idearc (1)	4,305	76
Interactive Data	2,900	96
Interpublic Group (1)(2)	11,351	92
John Wiley & Sons	1,900	81
Journal Register (1)	2,800	5
Lamar Advertising, Class A (1)	2,300	111
Lee Enterprises (1)	1,900	28
Liberty Global (1)(2)	11,307	443
Live Nation (1)(2)	3,475	50
Marvel Entertainment (1)(2)	3,300	88
McClatchy (1)	1,916	24
McGraw-Hill	10,200	447
Media General, Class A	700	15
Mediacom Communications (1)(2)	2,800	13
Meredith	1,100	60
New York Times, Class A (1)	3,400	60
News Corp., Class A	73,884	1,514
Nexstar Broadcasting (1)(2)	4,100	37
Omnicom	9,000	428
PRIMEDIA (1)	4,683	40
R.H. Donnelley (1)(2)	2,340	85

Specialty Retail 1.6%

Abercrombie & Fitch	2,416	193
Advance Auto Parts	2,350	89
American Eagle Outfitters	7,250	151
AnnTaylor Stores (1)(2)	2,300	59
Autonation (1)(2)	6,300	99
AutoZone (1)(2)	1,900	228
Barnes & Noble	1,600	55
Bed Bath & Beyond (1)(2)	7,500	220
Best Buy (1)	12,450	655
Blockbuster, Class A (1)(2)	6,600	26
Borders Group (1)	2,700	29
CarMax (1)(2)	6,658	131
Charming Shoppes (1)(2)	4,000	22
Chico's (2)	5,200	47
Christopher & Banks (1)	2,900	33
Circuit City (1)	4,800	20
Collective Brands (1)(2)	2,806	49
Conns (1)(2)	1,000	17
Cost Plus (1)(2)	900	4
Dick's Sporting Goods (2)	3,600	100
Foot Locker	4,300	59
Franklin Covey (1)(2)	4,100	33
GameStop, Class A (2)	6,370	396
GAP	21,550	459
Genesco (1)(2)	900	34
Group One Automotive (1)	1,600	38
Hibbett Sports (1)(2)	2,362	47
Home Depot	59,550	1,604
Hot Topic (1)(2)	2,350	14
Lowes	44,900	1,016
Men's Wearhouse	1,800	49
O'Reilly Automotive (1)(2)	2,900	94

Office Depot (2)	8,400	117
OfficeMax (1)	2,322	48
Pacific Sunwear (2)	2,325	33
Pep Boys (1)	1,700	19
PetSmart	4,100	96
Pier 1 Imports (1)(2)	3,100	16
RadioShack (1)	3,700	62
Rent-A-Center (1)(2)	2,200	32
Ross Stores	4,200	107
Sally Beauty Supply (1)(2)	6,700	61
Select Comfort (1)(2)	2,850	20
Sherwin-Williams	3,600	209
Shoe Pavilion (1)(2)	2,400	2
Staples	19,575	452
Talbots (1)	1,900	22
The Children's Place (1)(2)	1,100	28
The Limited	10,755	204
Tiffany	3,300	152
TJX	12,600	362
Tween Brands (1)(2)	1,657	44
Urban Outfitters (2)	5,200	142
West Marine (1)(2)	1,500	13
Williams-Sonoma (1)	2,700	70
Zale (1)(2)	1,600	26
Zumiez (1)(2)	1,400	34
		8,441

Textiles, Apparel & Luxury Goods 0.5%

Coach (2)	11,200	342
Columbia Sportswear (1)	1,500	66
Deckers Outdoor (2)	1,000	155
Fossil (1)(2)	2,200	92
Hanesbrands (1)(2)	3,000	82
Iconix Brand Group (2)	4,300	85

Jones Apparel Group (1)	3,500	56
K-Swiss, Class A (1)	2,000	36
Kellwood (1)	2,500	42
Liz Claiborne (1)	2,800	57
Movado Group (1)	2,000	51
Nike, Class B	13,400	861
Orange 21 (1)(2)	7,300	36
Polo Ralph Lauren (1)	3,200	198
Quiksilver (1)(2)	5,400	46
Rocky Brands (1)(2)	8,200	50
Timberland, Class A (1)(2)	2,100	38
Unifi (1)(2)	7,500	18
V. F.	3,600	247
		2,558
Total Consumer Discretionary		47,911

CONSUMER STAPLES 8.5%

Beverages 1.9%

Anheuser-Busch	22,800	1,193
Brown-Forman, Class B (1)	2,800	208
Coca-Cola	61,500	3,774
Coca-Cola Enterprises	10,900	284
Constellation Brands, Class A (1)(2)	6,000	142
Hansen Natural (1)(2)	2,700	120
Molson Coors Brewing, Class B	4,600	237
Pepsi Bottling Group	6,600	260
PepsiAmericas	4,500	150
PepsiCo	49,970	3,793
		10,161

Food & Staples Retailing 1.9%

BJ's Wholesale Club (2)	2,000	68
Costco Wholesale	13,300	928

CVS Caremark	46,888	1,864
Great Atlantic & Pacific Tea (1)(2)	2,100	66
Kroger	20,600	550
Longs Drug Stores	1,200	56
Performance Food Group (2)	2,100	56
Rite Aid (1)(2)	19,400	54
Ruddick	2,200	76
Safeway	15,100	517
SUPERVALU	5,699	214
Sysco	18,400	574
The Pantry (1)(2)	1,400	37
United Natural Foods (1)(2)	2,200	70
Wal-Mart	75,100	3,569
Walgreen	29,800	1,135
Weis Markets	1,500	60
Whole Foods Market (1)	4,100	167
		10,061

Food Products 1.4%

Alico (1)	500	18
Archer-Daniels-Midland	19,072	886
Bunge Limited (1)	3,500	408
Campbell Soup	9,500	340
ConAgra	15,308	364
Corn Products International	2,800	103
Dean Foods (1)	3,379	87
Del Monte Foods	6,811	64
Flowers Foods (1)	4,015	94
General Mills	10,600	604
Hain Celestial Group (1)(2)	2,100	67
Heinz	8,800	411
Hershey Foods (1)	6,400	252
Hormel Foods	3,900	158
J.M. Smucker	2,416	124

Kellogg	7,700	404
Kraft Foods, Class A	47,576	1,552
Lancaster Colony (1)	1,200	48
Lance (1)	1,300	27
McCormick	4,100	155
Pilgrim's Pride (1)	2,300	67
Sara Lee	20,000	321
Smithfield Foods (1)(2)	2,400	69
Tasty Baking	5,200	43
Tootsie Roll Industries (1)	1,850	51
Treehouse Foods (2)	1,375	32
Tyson Foods, Class A	9,154	140
Wrigley	8,750	512
		7,401
Household Products 1.9%		
Clorox	4,400	287
Colgate-Palmolive	15,500	1,209
Energizer (2)	2,000	224
Kimberly-Clark	12,600	874
Procter & Gamble	97,512	7,159
		9,753
Personal Products 0.2%		
Alberto Culver	2,500	61
Avon	13,100	518
Bare Escentuals (1)(2)	3,200	78
Chattem (1)(2)	1,000	75
Elizabeth Arden (1)(2)	2,300	47
Estee Lauder, Class A (1)	5,500	240
NBTY (2)	2,300	63
		1,082
Tobacco 1.2%		
Alliance One International (2)	4,200	17

Altria Group	66,400	5,019
Reynolds American (1)	8,466	558
Universal (1)	1,200	61
UST (1)	4,500	247
Vector Group (1)	3,944	79
		5,981
Total Consumer Staples		44,439

ENERGY 11.4%

Energy Equipment & Services 2.6%

Allis-Chalmers Energy (1)(2)	2,200	33
Atwood Oceanics (2)	1,400	140
Baker Hughes	9,600	779
BJ Services	9,300	226
Bristow Group (1)(2)	1,200	68
Cameron International (2)	6,400	308
Carbo Ceramics (1)	1,200	45
Diamond Offshore Drilling (1)	3,300	469
ENSCO International	4,400	262
Exterran (1)(2)	2,407	197
FMC Technologies (2)	3,974	225
Global Industries (2)	4,700	101
Grant Prideco (2)	3,800	211
Halliburton	29,500	1,118
Helix Energy Solutions Group (1)(2)	2,610	108
Helmerich & Payne	3,200	128
Hercules Offshore (2)	2,048	49
ION Geophysical (1)(2)	5,500	87
Nabors Industries (1)(2)	8,160	224
National Oilwell Varco (2)	11,168	820
Newpark Resources (2)	23,100	126
Noble Drilling	8,000	452
Oceaneering International (2)	2,400	162

Oil States International (1)(2)	1,500	51
OYO Geospace (1)(2)	800	60
Parker Drilling (1)(2)	6,800	51
Patterson-UTI Energy (1)	4,600	90
Pride International (2)	4,700	159
Rowan (1)	3,100	122
Schlumberger	38,544	3,792
Smith International	5,800	428
Sulphco (1)(2)	5,600	29
Superior Energy (2)	2,900	100
TETRA Technologies (1)(2)	3,150	49
Tidewater (1)	1,300	71
Transocean (2)	10,079	1,443
Unit (2)	1,700	79
W-H Energy Services (2)	1,800	101
Weatherford International (2)	10,000	686
		13,649

Oil, Gas & Consumable Fuels 8.8%

Anadarko Petroleum	14,458	950
Apache	10,686	1,149
Arch Coal (1)	4,692	211
Arena Resources (1)(2)	4,800	200
Atlas America	2,600	154
Bill Barrett (1)(2)	3,100	130
Cabot Oil & Gas	3,900	157
Callon Petroleum (1)(2)	4,200	69
Chesapeake Energy (1)	13,108	514
Chevron	66,133	6,172
Cimarex Energy (1)	2,944	125
CNX Gas (1)(2)	5,200	166
ConocoPhillips	50,849	4,490
CONSOL Energy	5,900	422
Crosstex Energy (1)	4,100	153

Denbury Resources (2)	7,800	232
Devon Energy	14,132	1,256
El Paso Corporation	21,244	366
Encore Acquisition (2)	3,300	110
Energy Partners (2)	4,883	58
EOG Resources	7,600	678
Evergreen Energy (1)(2)	5,100	11
ExxonMobil	173,062	16,214
Fieldpoint Petroleum (1)(2)	7,700	9
Forest Oil (2)	2,100	107
Foundation Coal	1,900	100
Frontier Oil	5,100	207
General Maritime (1)	2,300	56
GMX Resources (1)(2)	2,500	81
Hess	8,000	807
Marathon Oil	21,908	1,333
Mariner Energy (2)	4,033	92
Massey Energy	2,300	82
Murphy Oil	5,800	492
Newfield Exploration (2)	3,900	206
Noble Energy	5,500	437
Occidental Petroleum	26,300	2,025
Pacific Ethanol (1)(2)	4,000	33
Patriot Coal (2)	1,240	52
Peabody Energy	8,400	518
Penn Virginia	2,400	105
Petrohawk Energy (1)(2)	7,500	130
Petroleum Development (1)(2)	1,900	112
Pioneer Natural Resources	3,600	176
Plains Exploration & Production (2)	3,575	193
Quicksilver Resources (2)	2,750	164
Range Resources	4,900	252
Southwestern Energy (2)	5,400	301
Spectra Energy	23,426	605

Stone Energy (2)	1,600	75
Sunoco	4,200	304
Syntroleum (1)(2)	6,600	6
Tesoro Petroleum	5,200	248
Transmeridian Exploration (1)(2)	11,800	23
Ultra Petroleum (2)	5,100	365
Valero Energy	17,314	1,213
Whiting Petroleum (2)	2,000	115
Williams Companies	17,785	636
World Fuel Services (1)	2,400	70
XTO Energy	15,177	779
		46,496
Total Energy		60,145

FINANCIALS 16.7%

Capital Markets 2.9%

Affiliated Managers Group (1)(2)	2,300	270
Allied Capital	4,400	95
American Capital Strategies (1)	4,800	158
Ameriprise Financial	6,700	369
Apollo Investment (1)	3,100	53
Bank of New York Mellon	34,960	1,705
Bear Stearns (1)	3,527	311
Blackrock (1)	700	152
Charles Schwab	35,406	905
Cohen & Steers (1)	1,900	57
Eaton Vance (1)	3,500	159
Federated Investors, Class B	2,750	113
Franklin Resources	6,900	790
GFI Group (1)(2)	900	86
Goldman Sachs	12,760	2,744
Greenhill (1)	1,300	86
Investment Technology Group (1)(2)	2,300	110

Janus Capital Group (1)	5,400	177
Jefferies Group (1)	3,400	78
Knight Capital Group (1)(2)	5,900	85
LaBranche & Co. (1)(2)	3,900	20
Legg Mason	3,650	267
Lehman Brothers	16,268	1,065
Merrill Lynch	26,684	1,432
Morgan Stanley	32,900	1,747
Northern Trust	5,700	437
Piper Jaffray (1)(2)	1,215	56
Raymond James Financial	3,225	105
SEI	5,600	180
State Street	11,830	961
Stifel Financial (1)(2)	1,700	89
TD Ameritrade (2)	15,000	301
Waddell & Reed Financial, Class A	2,951	107
Westwood Holdings Group (1)	3,200	120
		15,390
Commercial Banks 3.0%		
1st Source	2,013	35
Amcore Financial (1)	2,400	54
Associated Banc (1)	3,767	102
Bancorp South (1)	2,700	64
Bank of Hawaii	1,600	82
Bank of the Ozarks (1)	3,600	94
BB&T (1)	15,412	473
BOK Financial	1,615	84
Boston Private Financial (1)	1,900	51
Capital Corp of the West (1)	2,300	45
Capitol Bancorp Limited (1)	1,947	39
Chittenden	1,668	59
Citizens Republic Bancorp (1)	2,979	43
City National (1)	1,100	66

Colonial BancGroup (1)	3,200	43
Comerica	4,000	174
Commerce Bancorp (1)	4,900	187
Commerce Bancshares (1)	1,747	78
Community Capital	2,300	34
Cullen/Frost Bankers (1)	1,200	61
CVB Financial (1)	5,239	54
East West Bancorp (1)	2,200	53
Fidelity Southern (1)	4,600	43
Fifth Third Bancorp	16,309	410
First Charter (1)	2,500	75
First Financial Bancorp (1)	4,670	53
First Horizon National (1)	3,500	64
First Merchants (1)	2,630	57
First Midwest Bancorp (1)	1,950	60
FirstBank Puerto Rico	4,900	36
FirstMerit (1)	2,000	40
FNB (1)	3,992	59
Frontier Financial (1)	2,300	43
Fulton Financial (1)	3,974	45
German American Bancorp	6,574	84
Hancock (1)	1,300	50
Horizon Financial (1)	3,675	64
Huntington Bancshares (1)	10,706	158
IBERIABANK (1)	1,450	68
Integra Bank (1)	2,971	42
International Bancshares (1)	3,812	80
KeyCorp	10,200	239
M & T Bank (1)	2,700	220
Marshall & Ilsley	6,891	182
Metrocorp Bancshares (1)	4,200	55
Midwest Banc (1)	2,700	34
National City (1)	22,491	370
NBT Bancorp (1)	2,900	66

Old National Bancorp (1)	2,112	32
Omega Financial (1)	3,000	88
Oriental Financial Group	4,427	59
Pacific Capital Bancorp (1)	1,710	34
Park National (1)	715	46
Peoples Bancorp (1)	4,345	108
PNC Financial Services Group	9,917	651
Popular (1)	7,000	74
Prosperity Bancshares (1)	2,200	65
Provident Bankshares (1)	1,599	34
Regions Financial (1)	20,356	481
Renasant (1)	2,475	53
S&T Bancorp (1)	1,100	30
Sandy Spring Bancorp (1)	2,000	56
Signature Bank (2)	1,900	64
South Financial Group (1)	2,465	39
Southwest Bancorp of Oklahoma (1)	4,200	77
Sterling Bancshares (1)	3,725	42
SunTrust	10,570	661
Susquehanna Bancshares (1)	6,403	118
SVB Financial Group (1)(2)	1,500	76
Synovus Financial (1)	7,700	185
TCF Financial	4,200	75
Texas Capital Bancshares (2)	3,600	66
Trustmark (1)	1,500	38
U.S. Bancorp	53,455	1,697
U.S.B. (1)	4,032	80
UCBH (1)	3,400	48
UMB Financial (1)	996	38
UnionBancal	3,300	161
United Bankshares (1)	2,300	64
Valley National Bancorp (1)	3,248	62
Wachovia	60,908	2,316
Webster Financial (1)	2,003	64

Wells Fargo	104,334	3,150
WesBanco (1)	1,700	35
WestAmerica (1)	1,100	49
Whitney (1)	2,125	56
Wilmington Trust (1)	1,500	53
Wintrust Financial (1)	1,050	35
Zions Bancorp	2,901	135
		15,967
Consumer Finance 0.6%		
Advance America Cash Advance Centers (1)	3,500	36
American Express	36,800	1,914
AmeriCredit (1)(2)	4,100	52
Capital One Financial	12,827	606
CompuCredit (1)(2)	2,100	21
Discover Financial	16,100	243
First Marblehead (1)	1,600	24
SLM Corporation (1)	12,400	250
Student Loan (1)	800	88
United PanAm Financial (1)(2)	5,200	27
World Acceptance (1)(2)	1,300	35
		3,296
Diversified Financial Services 3.6%		
Bank of America	138,967	5,734
CIT Group	6,100	146
Citigroup	156,914	4,619
CME Group	1,930	1,324
IntercontinentalExchange (2)	2,300	443
JPMorgan Chase	106,077	4,630
Leucadia National	5,962	281
Moody's (1)	7,500	268
NASDAQ Stock Market (1)(2)	3,300	163
Nymex (1)	2,700	361

NYSE Euronext	8,200	720
		18,689
Insurance 4.0%		
ACE Limited (1)	9,700	599
AFLAC	14,400	902
Alfa	4,300	93
Alleghany (1)	314	126
Allstate	18,500	966
Ambac Financial Group (1)	2,850	73
American Financial Group (1)	3,650	105
American International Group	80,618	4,700
Aon	8,350	398
Arthur J. Gallagher (1)	2,600	63
Assurant	3,300	221
Brown & Brown (1)	3,800	89
Chubb	12,000	655
Cincinnati Financial	3,969	157
Commerce Group (1)	2,700	97
Conseco (1)(2)	5,000	63
Delphi Financial, Class A	1,975	70
Erie Indemnity, Class A (1)	1,800	93
Everest Reinsurance	1,800	181
FBL Financial, Class A	1,832	63
Fidelity National Financial, Class A (1)	10,877	159
First American Financial (1)	2,485	85
FPIC Insurance Group (1)(2)	1,700	73
Genworth Financial, Class A	13,500	344
Hanover Insurance Group	1,400	64
Hartford Financial Services	9,800	854
HCC Insurance	2,750	79
Hilb Rogal & Hobbs	1,400	57
Horace Mann Educators	1,800	34
Infinity Property & Casualty (1)	1,200	43

Kansas City Life Insurance	2,000	87
LandAmerica Financial Group (1)	900	30
Lincoln National	7,484	436
Loews	15,800	795
Markel (2)	380	187
Marsh & McLennan	16,500	437
MBIA (1)	3,900	73
Mercury General	1,400	70
MetLife	22,600	1,393
Midland	1,500	97
Nationwide Financial Services, Class A	3,600	162
Navigators Group (2)	1,600	104
Odyssey Re (1)	2,900	106
Old Republic International (1)	5,187	80
Philadelphia Consolidated (2)	1,800	71
Phoenix Companies (1)	5,100	61
Presidential Life (1)	2,600	45
Principal Financial Group	7,400	509
ProAssurance (2)	1,124	62
Progressive Corporation (1)	21,000	402
Protective Life	1,500	62
Prudential Financial	14,100	1,312
Reinsurance Group of America	2,300	121
RLI (1)	1,300	74
SAFECO	3,300	184
StanCorp Financial Group	1,600	81
The Travelers Companies	20,423	1,099
Torchmark	2,600	157
United Fire & Casualty (1)	1,300	38
Unitrin (1)	1,800	86
Unum Group	9,600	228
W. R. Berkley	5,237	156
White Mountains Insurance Group	300	154
XL Capital	5,300	267

Zenith National	1,650	74
		20,806
Real Estate Investment Trusts (REITs) 1.7%		
Agree Realty, REIT (1)	3,100	93
Alexandria Real Estate, REIT (1)	1,000	102
AMB Property, REIT	2,600	150
AmeriVest Properties, REIT (2)	10,000	—
Apartment Investment & Management, REIT (1)	2,900	101
Avalonbay Communities, REIT	2,307	217
Boston Properties, REIT	3,800	349
Brandywine Realty Trust, REIT	1,900	34
BRE Properties, Class A, REIT	1,700	69
Camden Property Trust, REIT (1)	1,800	87
CBL & Associates Properties, REIT	2,200	53
Cousins Properties, REIT (1)	2,850	63
Developers Diversified Realty, REIT	3,600	138
Digital Realty Trust, REIT	2,200	84
Duke Realty, REIT	3,800	99
EastGroup Properties, REIT (1)	2,000	84
Equity Lifestyle Properties, REIT (1)	2,800	128
Equity Residential, REIT	8,400	306
Essex Property Trust, REIT (1)	800	78
Federal Realty Investment Trust, REIT	1,800	148
FelCor Lodging Trust, REIT	3,748	59
First Industrial Realty, REIT (1)	2,800	97
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	26
General Growth Properties, REIT	7,700	317
Getty Realty, REIT (1)	5,600	149
HCP, REIT	5,900	205
Health Care, REIT (1)	2,200	98
Highwoods Properties, REIT	1,500	44
Home Properties of New York, REIT	1,700	76
Hospital Properties Trust, REIT	2,800	90

Weingarten Realty Investors, REIT	2,875	90
		8,772
Real Estate Management & Development 0.1%		
CB Richard Ellis Group, Class A (1)(2)	7,500	162
Consolidated-Tomoka Land (1)	900	56
Forest City Enterprises, Class A (1)	4,000	178
Forestar Real Estate Group (2)	1,100	26
Reis (2)	10,500	81
St. Joe (1)	2,000	71
		574
Thrifts & Mortgage Finance 0.8%		
Anchor Bancorp Wisconsin (1)	3,000	71
Astoria Financial	3,625	84
BankAtlantic, Class A (1)	2,700	11
Berkshire Hills Bancorp (1)	3,400	88
Brookline Bancorp (1)	5,993	61
Capitol Federal Financial (1)	3,900	121
CORUS Bankshares (1)	2,600	28
Countrywide Financial (1)	23,198	207
Doral Financial (1)(2)	262	5
Downey Financial (1)	1,200	37
Fannie Mae	30,300	1,211
First Busey (1)	4,950	98
First Niagara Financial (1)	7,005	84
FirstFed Financial (1)(2)	1,200	43
Flushing Financial	6,650	107
Freddie Mac	20,300	692
Fremont General (1)(2)	3,100	11
Guaranty Financial (2)	1,100	18
Hudson City Bancorp	15,209	228
IndyMac Mortgage (1)	2,400	14
MGIC Investment (1)	2,400	54

New York Community Bancorp (1)	8,953	157
Northwest Bancorp (1)	3,200	85
Peoples United Financial (1)	11,077	197
PMI Group (1)	3,500	47
Radian (1)	2,700	32
Sovereign Bancorp	11,572	132
Triad Guaranty (1)(2)	2,700	27
Washington Federal (1)	2,842	60
Washington Mutual (1)	26,610	362
		4,372
Total Financials		87,866

HEALTH CARE 11.4%

Biotechnology 1.6%

Alexion Pharmaceutical (2)	1,700	128
Alkermes (2)	3,900	61
Amgen (2)	35,560	1,651
Amylin Pharmaceuticals (1)(2)	3,800	141
Ariad Pharmaceuticals (1)(2)	11,900	51
Array BioPharma (1)(2)	5,700	48
AVI BioPharma (1)(2)	4,000	6
Biogen Idec (2)	9,710	553
BioMarin Pharmaceutical (2)	5,500	195
Celgene (2)	11,800	545
Cell Genesys (1)(2)	4,700	11
Cephalon (1)(2)	1,900	136
Cubist Pharmaceuticals (2)	2,200	45
CuraGen (1)(2)	5,300	5
CV Therapeutics (1)(2)	4,500	41
Cytrx (1)(2)	6,400	18
Dendreon (1)(2)	5,000	31
Encysive Pharmaceuticals (1)(2)	13,500	11
Enzon Pharmaceuticals (1)(2)	4,300	41

Health Care Equipment & Supplies 1.9%

Advanced Medical Optics (1)(2)	2,392	59
Align Technology (1)(2)	4,400	73
American Medical Systems (1)(2)	2,900	42
Analogic	800	54
Anika Therapeutics (2)	3,600	52
ArthroCare (1)(2)	1,300	62
Aspect Medical Systems (1)(2)	2,000	28
Baxter International	20,000	1,161
Beckman Coulter	1,700	124
Becton, Dickinson and Company	7,700	644
Boston Scientific (2)	39,839	463
C.R. Bard	2,700	256
Cantel Medical (1)(2)	2,400	35
Cerus (1)(2)	4,800	31
Cooper Companies (1)	1,300	49
Covidien	14,650	649
Dentsply International	4,200	189
Edwards Lifesciences (1)(2)	1,360	63
Exactech (1)(2)	3,800	79
Gen-Probe (2)	1,800	113
Haemonetics (2)	1,300	82
Healthtronics (2)	4,300	20
Hologic (1)(2)	3,972	273
Hospira (2)	4,290	183
ICU Medical (1)(2)	1,400	50
IDEXX Laboratories (2)	1,800	106
Immucor (2)	1,400	48
Integra LifeSciences (1)(2)	1,400	59
Intuitive Surgical (2)	1,200	389
Invacare (1)	1,300	33
Inverness Medical Innovations (1)(2)	1,680	94
Invitrogen (2)	1,200	112

Kinetic Concepts (1)(2)	2,100	113
Lifecore Biomedical (1)(2)	2,300	33
Medical Action Industries (1)(2)	2,350	49
Medtronic	37,020	1,861
NMT Medical (1)(2)	2,700	15
OraSure Technologies (1)(2)	4,500	40
Palomar Medical Technologies (1)(2)	1,400	21
Regeneration Technologies (1)(2)	3,500	30
ResMed (1)(2)	5,800	305
Respironics (2)	2,400	157
St. Jude Medical (2)	10,000	406
Steris	2,000	58
Stryker	7,300	545
SurModics (1)(2)	1,200	65
Synergetics USA (1)(2)	7,000	17
Thoratec (1)(2)	3,000	55
Varian Medical Systems (2)	3,600	188
Vital Signs (1)	1,100	56
West Pharmaceutical Services (1)	1,400	57
Zimmer Holdings (2)	7,160	474
Zoll Medical (1)(2)	2,200	59
		10,279

Health Care Providers & Services 2.3%

Aetna	15,200	877
AmerisourceBergen	5,432	244
AMN Healthcare Services (2)	1,852	32
AmSurg, Class A (1)(2)	2,500	68
Apria Healthcare (1)(2)	2,100	45
Bioscrip (2)	5,500	42
Birner Dental Management (1)	1,900	41
Brookdale Senior Living (1)	5,400	153
Cardinal Health	11,705	676
CIGNA	9,300	500

Community Health System (1)(2)	2,400	88
CorVel (2)	1,625	37
Coventry Health Care (2)	4,614	273
Cross Country Healthcare (1)(2)	1,700	24
DaVita (2)	3,099	175
Emeritus (1)(2)	1,900	48
Express Scripts (2)	8,300	606
Gentiva Health Services (2)	3,075	59
Health Management (1)	7,300	44
Health Net (2)	3,200	155
Henry Schein (2)	2,300	141
Hooper Holmes (2)	5,300	9
Humana (2)	5,000	377
Laboratory Corporation of America (2)	3,800	287
Landauer	2,100	109
LifePoint Hospitals (1)(2)	2,547	76
Lincare Holdings (2)	2,800	98
McKesson	8,851	580
Medco (2)	8,446	856
Omnicare (1)	3,400	78
Patterson Companies (1)(2)	3,800	129
PharMerica (1)(2)	2,252	31
PSS World Medical (2)	3,000	59
Psychemedics (1)	3,075	49
Psychiatric Solutions (1)(2)	2,800	91
Q-Med (1)(2)	6,200	1
Quest Diagnostics (1)	5,200	275
Rural/Metro (2)	4,300	9
Sierra Health Services (2)	2,400	101
Sunrise Senior Living (1)(2)	1,800	55
Tenet Healthcare (2)	13,050	66
UnitedHealth Group	41,822	2,434
Universal Health Services	1,500	77
VCA Antech (2)	1,900	84

Commercial Services & Supplies 0.9%

Acco Brands (1)(2)	2,169	35
Administaff	1,200	34
Advisory Board (2)	900	58
Allied Waste Industries (2)	10,660	117
Avery Dennison	2,600	138
Barrett Business (1)	1,900	34
Brinks	1,600	96
ChoicePoint (2)	2,066	75
Cintas	4,200	141
Consolidated Graphics (2)	1,300	62
Copart (2)	2,950	126
Corporate Executive Board (1)	1,100	66
Corrections Corporation of America (2)	4,268	126
CoStar Group (1)(2)	1,000	47
Covanta (1)(2)	4,000	111
Deluxe	2,100	69
Diamond Management & Technology Consultants	3,400	25
Dun & Bradstreet	1,600	142
Equifax	3,500	127
FTI Consulting (2)	5,100	314
G & K Services, Class A (1)	900	34
GEO (1)(2)	3,200	90
Herman Miller	2,000	65
HNI (1)	1,300	46
Hudson Highland Group (2)	2,414	20
ICT Group (1)(2)	2,200	26
IHS (2)	2,400	145
IKON Office Solutions	4,100	53
Kimball International, Class B	3,700	51
Korn/Ferry (2)	2,000	38
Learning Tree International (2)	1,700	39
Manpower	2,100	119

Shaw Group (2)	3,200	193
		1,721
Electrical Equipment 0.7%		
Acuity Brands	1,800	81
American Superconductor (1)(2)	4,500	123
AMETEK	2,700	126
AZZ (1)(2)	2,200	62
Baldor Electric	1,500	50
Belden (1)	1,700	76
Brady, Class A	1,800	63
C&D Technologies (1)(2)	3,400	22
Cooper Industries, Class A	7,800	412
Emerson Electric	23,800	1,349
Energy Conversion Devices (1)(2)	1,400	47
FuelCell Energy (1)(2)	8,200	81
General Cable (1)(2)	2,700	198
Genlyte Group (2)	1,100	105
GrafTech International (1)(2)	8,400	149
Hubbell, Class B	1,600	83
Plug Power (2)	6,900	27
Regal-Beloit	1,600	72
Rockwell Automation	4,300	297
Thomas & Betts (2)	1,700	83
Ultralife Batteries (2)	3,500	71
Unique Mobility (1)(2)	4,400	15
Vicor (1)	1,900	30
Woodward Governor	2,100	143
		3,765
Industrial Conglomerates 3.0%		
3M	21,900	1,847
Carlisle Companies (1)	1,800	67
GE	320,306	11,874

McDermott International (2)	8,700	513
Roper Industries	2,100	131
Teleflex	900	57
Textron	7,700	549
Tredegar (1)	3,000	48
Tyco International	21,550	854
		15,940
Machinery 2.1%		
3-D Systems (1)(2)	5,300	82
Actuant, Class A (1)	2,680	91
AGCO (2)	3,200	218
Ampco Pittsburgh	2,100	80
Briggs & Stratton (1)	2,100	48
Bucyrus International, Class A	1,200	119
Cascade (1)	700	33
Caterpillar	19,500	1,415
Crane	2,100	90
Cummins Engine	3,300	420
Danaher	7,500	658
Deere	10,000	931
Donaldson	2,600	121
Dover	5,700	263
Dynamic Materials (1)	1,600	94
Eaton	4,300	417
EnPro Industries (2)	1,268	39
ESCO Technologies (1)(2)	1,200	48
Flowserve	2,000	192
Force Protection (1)(2)	4,600	22
Graco (1)	2,187	81
Harsco	2,200	141
IDEX	2,500	90
Illinois Tool Works	14,500	776
Ingersoll-Rand, Class A	8,800	409

ITT	5,300	350
Joy Global	3,700	244
Kennametal	2,000	76
Lincoln Electric	1,400	100
Manitowoc	4,800	234
Middleby (1)(2)	1,400	107
Mueller Water Products, Class B (1)	5,104	51
NACCO Industries	500	50
Nordson	1,600	93
Oshkosh Truck	2,200	104
PACCAR (1)	11,662	635
Pall	3,500	141
Parker Hannifin	4,978	375
Pentair	2,200	77
Robbins & Myers	1,800	136
SPX	1,604	165
Tecumseh Products, Class A (1)(2)	2,100	49
Terex (2)	3,600	236
Timken	3,000	99
Toro (1)	1,400	76
Trinity Industries (1)	2,450	68
Turbochef Technologies (1)(2)	4,200	69
Valmont Industries (1)	2,000	178
Wabtec	2,425	83
Watts Water Technologies, Class A (1)	1,300	39
		10,713
Marine 0.1%		
Alexander & Baldwin (1)	1,400	72
International Shipholding (2)	1,800	39
Kirby (2)	2,400	112
Overseas Shipholding (1)	1,400	104
		327

INFORMATION TECHNOLOGY 15.7%

Communications Equipment 2.2%

3 Com (2)	8,300	38
ADC Telecommunications (2)	3,621	56
ADTRAN	1,700	36
Anaren (2)	1,600	26
Arris Group (2)	1,761	18
Avocent (2)	1,936	45
Carrier Access (1)(2)	6,900	17
Channell Commercial (2)	5,600	8
Ciena (1)(2)	3,863	132
Cisco Systems (2)	190,568	5,159
Commscope (1)(2)	1,813	89
Corning	48,610	1,166
Ditech Networks (1)(2)	3,600	12
Dycom Industries (1)(2)	1,900	51
EMS Technologies (1)(2)	2,000	60
Extreme Networks (1)(2)	4,900	17
F5 Networks (1)(2)	3,200	91
Finisar (1)(2)	13,400	19
Foundry Networks (2)	4,400	77
Harmonic (1)(2)	7,159	75
Harris Stratex Networks, Class A (1)(2)	2,725	46
InterDigital (1)(2)	1,600	37
IXIA (2)	3,700	35
JDS Uniphase (1)(2)	6,144	82
Juniper Networks (2)	15,950	530
Mastec (2)	4,350	44
Motorola	70,640	1,133
MRV Communications (1)(2)	8,360	19
Optical Cable (2)	169	1
Packeteer (1)(2)	3,300	20
Plantronics	1,800	47

Polycom (2)	3,900	108
Powerwave Technologies (1)(2)	13,537	55
QUALCOMM	50,900	2,003
SeaChange International (2)	2,900	21
Sonus Networks (1)(2)	18,100	106
Sycamore Networks (1)(2)	5,900	23
Tekelec (1)(2)	1,600	20
Tellabs (1)(2)	11,657	76
		11,598
Computers & Peripherals 3.7%		
Adaptec (2)	6,300	21
Apple (2)	27,700	5,487
Avid Technology (1)(2)	1,500	43
Brocade Communications Systems (2)	17,183	126
Dell (2)	78,000	1,912
Diebold	1,600	46
Dot Hill (1)(2)	5,900	14
Electronics for Imaging (2)	1,900	43
EMC (2)	64,976	1,204
Emulex (2)	2,200	36
Hewlett-Packard	80,618	4,070
IBM	43,490	4,701
Imation (1)	1,300	27
Intermec (1)(2)	2,400	49
Iomega (2)	5,300	18
LaserCard (1)(2)	2,000	21
Lexmark International (1)(2)	3,000	105
NCR (2)	4,800	120
Network Appliance (2)	10,900	272
Palm (1)(2)	3,600	23
Presstek (1)(2)	6,400	33
QLogic (2)	5,422	77
Quantum (1)(2)	8,100	22

Rackable Systems (1)(2)	4,000	40
Rimage (1)(2)	2,200	57
Sandisk (2)	6,800	226
Socket Communications (2)	14,700	12
Sun Microsystems (2)	26,650	483
Teradata (2)	4,800	132
Western Digital (2)	6,300	190
		19,610

Electronic Equipment & Instruments 0.7%

Agilent Technologies (2)	11,787	433
Amphenol, Class A	4,600	213
Anixter International (1)(2)	900	56
Arrow Electronics (2)	3,100	122
Avnet (2)	4,048	142
AVX	4,100	55
Benchmark Electronics (2)	2,075	37
Brightpoint (2)	2,880	44
Cherokee International (1)(2)	4,100	8
Cogent (1)(2)	3,100	35
Coherent (2)	1,500	38
Daktronics (1)	2,200	50
Dolby Laboratories, Class A (2)	2,900	144
Electro Scientific Industries (2)	1,900	38
First Solar (1)(2)	1,100	294
Ingram Micro, Class A (2)	4,100	74
Insight Enterprises (2)	2,050	37
Jabil Circuit (1)	5,000	76
Maxwell Technologies (1)(2)	5,100	42
Mercury Computer Systems (2)	3,100	50
Merix (1)(2)	3,800	18
Molex	4,350	119
Multi Fineline Elecronix (1)(2)	2,700	47
Napco Security Systems (1)(2)	6,315	39

National Instruments	2,500	83
Newport (1)(2)	2,100	27
Nu Horizons Electronics (1)(2)	2,850	20
Park Electrochemical (1)	1,600	45
PC Connection (1)(2)	2,750	31
Plexus (2)	1,800	47
Sanmina-SCI (2)	11,412	21
Sunpower (1)(2)	1,400	183
Tech Data (2)	1,300	49
Technitrol	2,700	77
Trimble Navigation (1)(2)	3,794	115
TTM Technologies (2)	3,700	43
Tyco Electronics	14,850	551
Vishay Intertechnology (2)	6,120	70
X-Rite (1)(2)	3,300	38
Zygo (1)(2)	1,900	24
		3,635
Internet Software & Services 1.7%		
Akamai Technologies (1)(2)	5,400	187
Ariba (1)(2)	11,438	127
CNET Networks (1)(2)	8,375	77
Earthlink (1)(2)	3,930	28
eBay (2)	37,700	1,251
Entrust Technologies (2)	5,500	11
Google, Class A (2)	7,310	5,055
IAC/InterActiveCorp (2)	9,324	251
Interwoven (2)	5,489	78
Monster Worldwide (2)	3,300	107
RealNetworks (1)(2)	10,200	62
S1 (2)	5,800	42
Sonicwall (2)	3,000	32
The Knot (1)(2)	2,500	40
Tumbleweed Communications (1)(2)	4,800	8

United Online	6,550	77
VeriSign (2)	7,040	265
Websense (1)(2)	1,800	31
Yahoo! (2)	41,332	961
		8,690

IT Services 1.1%

Acxiom (1)	3,000	35
Affiliated Computer Services, Class A (2)	2,900	131
Alliance Data Systems (2)	2,100	157
Analysts International (2)	5,700	9
Answerthink (2)	5,020	24
Automatic Data Processing	16,300	726
BearingPoint (1)(2)	7,300	21
Broadridge Financial Solutions	3,425	77
CACI International, Class A (1)(2)	700	31
CIBER (2)	4,100	25
Cognizant Technology Solutions, Class A (2)	8,600	292
Computer Sciences (1)(2)	4,500	223
Convergys (2)	3,900	64
CSG Systems International (2)	1,900	28
CyberSource (2)	3,806	68
DST Systems (1)(2)	2,100	173
Electronic Data Systems	14,100	292
Fidelity National Information	7,542	314
Fiserv (2)	4,375	243
Forrester Research (1)(2)	2,100	59
Global Payments	1,760	82
Hewitt Associates, Class A (2)	2,680	103
iGate Capital (1)(2)	4,600	39
Iron Mountain (2)	4,462	165
Management Network Group (1)(2)	4,400	12
Mastercard, Class A (1)	2,700	581
Maximus (1)	1,400	54

Metavante Technologies (1)(2)	2,297	53
Moneygram International (1)	3,400	52
MPS Group (2)	3,200	35
Paychex	9,587	347
Perot Systems, Class A (2)	3,400	46
RightNow Technologies (2)	2,400	38
SAIC (2)	10,000	201
Sapient (2)	5,500	48
Startek (2)	2,400	22
Sykes Enterprises (2)	2,700	49
Total System Services (1)	6,200	174
Unisys (1)(2)	10,000	47
Western Union	23,851	579
		5,719
Office Electronics 0.1%		
Xerox	26,900	435
Zebra Technologies (1)(2)	2,150	75
		510
Semiconductor & Semiconductor Equipment 2.6%		
Actel (2)	2,900	40
Advanced Energy Industries (2)	2,700	35
Advanced Micro Devices (1)(2)	19,400	145
Altera	9,500	183
AMIS (2)	2,500	25
Amkor Technology (1)(2)	5,800	49
Analog Devices	13,500	428
Applied Materials	42,278	751
Applied Micro Circuits (1)(2)	2,160	19
Atheros Communications (1)(2)	3,600	110
Atmel (2)	15,900	69
ATMI (2)	1,500	48
Axcelis Technologies (1)(2)	4,714	22

Broadcom, Class A (2)	14,150	370
Brooks Automation (2)	2,554	34
Cabot Microelectronics (1)(2)	1,664	60
Cirrus Logic (2)	5,700	30
Cognex	1,300	26
Cohu (1)	2,400	37
Conexant Systems (2)	10,416	9
Cree (1)(2)	2,000	55
Cymer (1)(2)	1,200	47
Cypress Semiconductor (2)	4,800	173
Diodes (1)(2)	3,262	98
DSP Group (2)	1,700	21
Entegris (1)(2)	6,092	53
Fairchild Semiconductor, Class A (2)	2,600	37
FEI (1)(2)	2,200	55
Integrated Device Technology (2)	4,250	48
Intel	181,490	4,838
International Rectifier (1)(2)	1,900	64
Intersil, Class A	3,596	88
KLA-Tencor (1)	5,400	260
Kopin (1)(2)	6,500	20
Kulicke & Soffa (2)	3,700	25
Lam Research (2)	4,100	177
Lattice Semiconductor (1)(2)	4,800	16
Linear Technology (1)	7,600	242
LSI Corp. (1)(2)	24,078	128
LTX (1)(2)	4,700	15
Mattson Technology (2)	3,600	31
Maxim Integrated Products	9,421	249
MEMC Electronic Materials (2)	6,200	549
Micrel	4,700	40
Microchip Technology (1)	5,664	178
Micron Technology (1)(2)	23,169	168
Microsemi (1)(2)	1,400	31

MIPS Technologies (1)(2)	4,800	24
MKS Instruments (2)	2,213	42
MoSys (1)(2)	3,500	17
Nanometrics (2)	2,500	25
National Semiconductor	8,200	186
Novellus Systems (1)(2)	3,200	88
NVIDIA (2)	18,300	622
Omnivision Technologies (2)	3,300	52
ON Semiconductor (1)(2)	9,700	86
Pericom Semiconductor (2)	4,500	84
QuickLogic (2)	6,700	22
Rambus (1)(2)	3,500	73
RF Micro Devices (1)(2)	18,009	103
Rudolph Technologies (2)	2,800	32
Semitool (1)(2)	2,500	22
Semtech (1)(2)	1,600	25
Silicon Laboratories (2)	1,700	64
Silicon Storage Technology (1)(2)	5,700	17
Skyworks Solutions (2)	11,279	96
Spansion, Class A (1)(2)	2,900	11
Teradyne (2)	5,500	57
Texas Instruments	43,600	1,456
Transmeta (1)(2)	5,364	73
TriQuint Semiconductor (2)	6,290	42
Varian Semiconductor Equipment (2)	2,250	83
Virage Logic (1)(2)	8,000	67
Xilinx (1)	9,100	199
Zoran (2)	1,614	36
		13,900
Software 3.6%		
Activision (2)	8,754	260
Adobe Systems (2)	18,380	785
Advent Software (1)(2)	1,300	70

Ansoft (2)	4,300	111
Ansys (2)	3,400	141
Aspen Technology (1)(2)	5,800	94
Autodesk (2)	6,600	328
BEA Systems (2)	11,700	185
BMC Software (2)	6,000	214
Borland Software (1)(2)	4,800	14
CA (1)	13,431	335
Cadence Design Systems (2)	7,200	122
Citrix Systems (2)	5,100	194
Compuware (2)	11,000	98
Electronic Arts (2)	9,300	543
EPlus (2)	3,100	30
eSpeed, Class A (1)(2)	5,300	60
FactSet Research Systems (1)	1,750	97
Fair Isaac (1)	2,072	67
Informatica (2)	5,200	94
Intuit (2)	9,500	300
Jack Henry & Associates (1)	2,800	68
JDA Software Group (2)	2,700	55
Macrovision (1)(2)	2,100	38
Manhattan Associates (2)	1,500	40
McAfee (2)	8,737	328
Mentor Graphics (1)(2)	3,500	38
Microsoft	259,150	9,226
Midway Games (1)(2)	5,439	15
Moldflow (2)	2,200	35
Napster (1)(2)	6,313	12
NAVTEQ (2)	3,900	295
NetScout Systems (2)	3,400	43
Novell (2)	10,034	69
Nuance Communications (2)	6,324	118
OPNET Technologies (1)(2)	3,700	33
Oracle (2)	124,300	2,807

Parametric Technology (2)	3,280	59
Progress Software (2)	1,500	50
Quality Systems (1)	1,600	49
Quest Software (2)	3,800	70
Red Hat (1)(2)	5,600	117
Renaissance Learning (1)	1,700	24
Salesforce.com (2)	2,800	176
Secure Computing (1)(2)	5,700	55
Sybase (2)	2,210	58
Symantec (2)	27,464	443
Synopsys (2)	4,470	116
THQ (2)	2,575	73
Wind River Systems (2)	2,772	25
		18,677
Total Information Technology		82,339

MATERIALS 3.7%

Chemicals 1.9%

A. Schulman	2,300	50
Air Products and Chemicals	5,900	582
Airgas	2,300	120
Arch Chemicals	1,400	51
Ashland	1,500	71
Cabot	2,000	67
Calgon Carbon (1)(2)	6,100	97
Celanese, Series A	3,900	165
CF Industries	1,600	176
Chemtura	7,645	60
Cytec Industries	1,300	80
Dow Chemical	28,299	1,116
DuPont (1)	27,409	1,208
Eastman Chemical	2,200	134
Ecolab	6,600	338

Ferro	3,200	66
FMC	2,600	142
Georgia Gulf (1)	1,400	9
H.B. Fuller	2,200	49
Hawkins Chemical (1)	4,600	69
Hercules	4,400	85
Huntsman	6,500	167
International Flavors & Fragrances	2,600	125
Lubrizol	2,100	114
Minerals Technologies (1)	900	60
Monsanto	17,060	1,905
Mosaic (2)	6,700	632
Nalco	4,700	114
NL Industries (1)	5,600	64
OMNOVA Solutions (2)	13,900	61
PPG Industries	4,200	295
Praxair	9,300	825
Rohm & Haas (1)	5,200	276
RPM	3,300	67
Scotts Miracle Gro	1,400	52
Sensient Technologies	2,600	74
Sigma Aldrich	3,400	186
Spartech (1)	1,900	27
Symyx Technologies (2)	1,500	12
Terra Industries (1)(2)	3,100	148
Valspar (1)	2,400	54
W. R. Grace (1)(2)	3,100	81
Zep (1)(2)	2,000	28
		10,102
Construction Materials 0.1%		
Eagle Materials (1)	2,998	106
Headwaters (1)(2)	1,900	22
Martin Marietta Materials (1)	1,300	173

Vulcan Materials (1)	3,066	243
		544
Containers & Packaging 0.3%		
AptarGroup	1,600	65
Ball	3,500	158
Bemis (1)	2,400	66
Chesapeake (1)	1,500	8
Crown Cork & Seal (2)	5,500	141
Myers Industries	10,260	148
Owens-Illinois (2)	5,000	247
Packaging Corporation of America	2,000	56
Pactiv (2)	4,000	107
Rock-Tenn, Class A	2,000	51
Sealed Air (1)	5,000	116
Smurfit-Stone Container (2)	5,690	60
Sonoco Products	1,900	62
Temple-Inland	3,300	69
		1,354
Metals & Mining 1.1%		
AK Steel (2)	5,800	268
Alcoa	26,420	966
Allegheny Technologies	3,150	272
Carpenter Technology	2,200	165
Cleveland-Cliffs (1)	1,200	121
Coeur d'Alene Mines (1)(2)	13,400	66
Commercial Metals	5,400	159
Freeport-McMoRan Copper & Gold	11,962	1,226
Hecla Mining (1)(2)	7,100	66
Mines Management (1)(2)	13,500	46
Newmont Mining	13,300	650
Nucor (1)	9,300	551
Quanex (1)	1,800	94

Reliance Steel & Aluminum	1,500	81
Royal Gold (1)	2,400	73
RTI International Metals (2)	1,000	69
Steel Dynamics (1)	3,800	226
Stillwater Mining (1)(2)	5,305	51
Titanium Metals (1)	2,898	77
USX-U.S. Steel Group	3,700	447
Worthington Industries (1)	3,400	61
		5,735
Paper & Forest Products 0.3%		
AbitiBibowater (1)	1,128	23
Buckeye Technologies (2)	6,800	85
Domtar (2)	15,000	115
Glatfelter	2,100	32
International Paper	20,384	660
Louisiana Pacific (1)	2,900	40
MeadWestvaco (1)	5,452	171
Neenah Paper	1,054	31
Schweitzer Mauduit	1,700	44
Wausau Paper (1)	2,900	26
Weyerhaeuser	6,500	479
		1,706
Total Materials		19,441
TELECOMMUNICATION SERVICES 3.2%		
Diversified Telecommunication Services 2.5%		
AT&T	190,161	7,903
Atlantic Tele Network	1,900	64
Centurytel	3,175	132
Cincinnati Bell (2)	9,348	45
Citizens Communications	11,292	144
D&E Communications	5,649	82

Embarq	3,818	189
General Communication, Class A (2)	4,600	40
Level 3 Communications (1)(2)	43,500	132
Paetec (1)(2)	5,500	54
Qwest Communications International (1)(2)	50,525	354
Time Warner Telecom, Class A (1)(2)	4,700	95
Verizon Communications	91,211	3,985
Windstream	12,460	162
		13,381

Wireless Telecommunication Services 0.7%

American Tower, Class A (2)	19,820	844
Centennial Communications (1)(2)	4,100	38
Crown Castle International (1)(2)	13,737	572
Kratos Defense & Security Solutions (1)(2)	4,300	10
Leap Wireless International (1)(2)	4,400	205
MetroPCS Communications (2)	9,900	193
NII, Class B (2)	5,300	256
SBA Communications (2)	3,200	108
Sprint Nextel	88,962	1,168
Telephone & Data Systems	2,300	144
U. S. Cellular (2)	1,800	151
		3,689
Total Telecommunication Services		17,070

UTILITIES 3.7%

Electric Utilities 1.9%

Allegheny Energy	4,700	299
ALLETE (1)	1,733	69
American Electric Power	12,640	588
Central Vermont Public Service	4,000	123
Cleco (1)	2,900	81
DPL	3,200	95

Duke Energy	36,652	739
Edison International	9,700	518
El Paso Electric (2)	3,200	82
Empire District Electronics	4,900	112
Entergy	5,800	693
Exelon	21,424	1,749
FirstEnergy	9,660	699
FPL Group	12,500	847
Great Plains Energy (1)	2,600	76
Hawaiian Electric Industries (1)	4,100	93
IdaCorp (1)	2,800	99
Madison Gas & Electric (1)	3,400	121
Northeast Utilities	4,800	150
Otter Tail (1)	1,800	62
Pinnacle West Capital	2,900	123
Potomac Electric Power	6,900	202
PPL	11,200	583
Progress Energy (1)	6,930	336
Reliant Energy (2)	10,437	274
Sierra Pacific Resources	6,500	110
Southern Company	23,000	891
Unisource Energy (1)	2,300	73
United Illuminating (1)	1,666	62
Westar Energy	2,600	67
		10,016
Gas Utilities 0.3%		
AGL Resources	1,800	68
Atmos Energy	6,200	174
Equitable Resources	2,800	149
Laclede Gas (1)	4,400	151
National Fuel Gas Company (1)	2,800	131
NICOR (1)	1,500	63
ONEOK	5,200	233

Piedmont Natural Gas (1)	4,100	107
Questar	5,400	292
Southern Union	4,210	123
UGI	3,000	82
Washington Gas Light (1)	2,300	75
		1,648

Independent Power Producers & Energy Traders 0.3%

AES (2)	20,455	438
Constellation Energy Group	5,900	605
Dynegy, Class A (2)	15,915	114
Mirant (1)(2)	7,700	300
NRG Energy (1)(2)	7,300	316
		1,773

Multi-Utilities 1.2%

Alliant Energy	3,100	126
Ameren	6,400	347
Aquila (2)	9,000	34
Avista (1)	3,100	67
Black Hills (1)	1,900	84
CenterPoint Energy (1)	8,500	146
CH Energy Group (1)	2,300	102
CMS Energy (1)	6,100	106
Consolidated Edison (1)	8,500	415
Dominion Resources	20,840	989
DTE Energy	4,949	217
Energy East (1)	4,300	117
Integrys Energy Group	2,572	133
MDU Resources Group	5,800	160
NiSource	6,808	129
NSTAR	2,400	87
OGE Energy	5,100	185
PG&E	10,500	452

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements Effective June 29, 2007, the fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. The adoption of FIN 48 had no impact on the fund’s net assets or results of operations.

In September 2006, the FASB released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the year ended December 31, 2007, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2007, the value of loaned securities was $61,615,000; aggregate collateral consisted of $61,104,000 in the money market pooled trust and U.S. government securities valued at $2,442,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $81,901,000 and $44,350,000, respectively, for the year ended December 31, 2007.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2007, totaled $8,125,000 and were characterized as ordinary income for tax purposes. At December 31, 2007, the tax-basis components of net assets were as follows:

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $432,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2008. The fund intends to retain realized gains to the extent of available capital loss carryforwards. During the year ended December 31, 2007, the fund utilized $11,174,000 of capital loss carryforwards. As of December 31, 2007, the fund had $3,722,000 of capital loss carryforwards that expire in 2010, and $1,163,000 that expire in 2012.

For the year ended December 31, 2007, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

At December 31, 2007, the cost of investments for federal income tax purposes was $460,988,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At December 31, 2007, approximately 4% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of December 31, 2007, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 152,943 shares of the fund, representing less than 1% of the fund’s net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Total Equity Market Index Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007, by correspondence with the custodian, brokers and by agreement to the underlying ownership records for T. Rowe Price Reserve Investment Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2008

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/07

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $7,248,000 of the fund’s income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $7,155,000 of the fund’s income qualifies for the dividends-received deduction.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

ABOUT THE FUND’S DIRECTORS AND OFFICERS

Your fund is governed by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and other business affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of Board members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and T. Rowe Price International, Inc. (T. Rowe Price International); “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Year of Birth)	Principal Occupation(s) During Past 5 Years and Directorships of
Year Elected*	Other Public Companies

Jeremiah E. Casey	Director, National Life Insurance (2001 to 2005); Director, The Rouse
(1940)	Company, real estate developers (1990 to 2004); Director, Allfirst
2005	Financial Inc. (previously First Maryland Bancorp) (1983 to 2002)

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to pres-
(1945)	ent); Director, Vornado Real Estate Investment Trust (3/04 to present);
2001	Member, Advisory Board, Deutsche Bank North America (2004 to pres-
ent); Director, Chairman of the Board, and Chief Executive Officer, The
Rouse Company, real estate developers (1997 to 2004)

Donald W. Dick, Jr.	Principal, EuroCapital Advisors, LLC, an acquisition and management
(1943)	advisory firm; Chairman, The Haven Group, a custom manufacturer of
1994	modular homes (1/04 to present)

David K. Fagin	Chairman and President, Nye Corporation (6/88 to present); Chairman,
(1938)	Canyon Resources Corp. (8/07 to present); Director, Golden Star
1994	Resources Ltd. (5/92 to present); Director, Pacific Rim Mining Corp.
(2/02 to present)

Karen N. Horn	Director, Federal National Mortgage Association (9/06 to present);
(1943)	Managing Director and President, Global Private Client Services,
2003	Marsh Inc. (1999 to 2003); Director, Georgia Pacific (5/04 to 12/05),
Eli Lilly and Company, and Simon Property Group

Theo C. Rodgers	President, A&R Development Corporation (1977 to present)
(1941)
2005

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate invest-
(1946)	ment company; Partner, Blackstone Real Estate Advisors, L.P.
2001

*Each independent director oversees 121 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) During Past 5 Years and Directorships of
Portfolios Overseen]	Other Public Companies

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the Board,
(1956)	Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the
2006	Board, Director, and President, T. Rowe Price Investment Services, Inc.;
[121]	Chairman of the Board and Director, T. Rowe Price Global Asset
Management Limited, T. Rowe Price Global Investment Services
Limited, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price
Savings Bank, and T. Rowe Price Services, Inc.; Director, T. Rowe Price
International, Inc.; Chief Executive Officer, Chairman of the Board,
Director, and President, T. Rowe Price Trust Company; Chairman of the
Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[68]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served	Principal Occupation(s)

E. Frederick Bair, CFA, CPA (1969)	Vice President, T. Rowe Price, T. Rowe Price
President, Index Trust	Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier, CPA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer, Index Trust	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company

Wendy R. Diffenbaugh (1953)	Vice President, T. Rowe Price
Vice President, Index Trust

Roger L. Fiery III, CPA (1959)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer, Index Trust	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Trust Company

Henry H. Hopkins (1942)	Director and Vice President, T. Rowe Price
Vice President, Index Trust	Investment Services, Inc., T. Rowe Price Services,
Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, Inc., and
T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary, Index Trust	T. Rowe Price Investment Services, Inc.

Sudhir Nanda, Ph.D., CFA (1959)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Group, Inc.

Ken D. Uematsu, CFA (1966)	Assistant Vice President, T. Rowe Price
Executive Vice President, Index Trust

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President, Index Trust

Richard T. Whitney, CFA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President, Index Trust	Group, Inc., T. Rowe Price International, Inc.,
and T. Rowe Price Trust Company

Paul W. Wojcik, CFA (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President, Index Trust	Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Ms. Karen N. Horn qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Horn is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,486,000 and $1,401,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant’s principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	February 19, 2008

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	February 19, 2008